Segment information	9 Months Ended
May 31, 2026
Segment information
Segment information

23. Segment information

Following the acquisition of NVG on June 20, 2025, the Company now operates with two reportable segments. The segments reflect how financial information is reviewed by the Chief Operating Decision Maker (“CODM”) for purposes of monitoring operating performance, allocating resources, and assessing results. The Company’s CODM is the Company’s Chief Executive Officer, Alexandre Mongeon. As a result of the change in the reportable segments, the Company retrospectively restated the comparative segment information for the three-month and nine-month periods ended May 31, 2026 and the fiscal year ended August 31, 2025 in accordance with IFRS 8, Operating Segments, as presented below.

There are no significant transactions between the two segments, and therefore no inter-segment revenues are reported.

Reportable Segments

Vision Marine Segment

This segment includes the legacy operations of Vision Marine Technologies Inc., which primarily consist of:

●	design and manufacture of electric boats;
●	sales of electric boats, motors, and related parts;
●	maintenance and after-sales service; and
●	electric boat rentals and membership-based boat clubs.

NVG Segment

This segment includes the acquired operations of NVG and its subsidiaries as well as the acquired operations of Liquid Retailers [note 4], consisting of:

●	retail dealerships for recreational boats, engines, tenders, and marine products;
●	marina operations and service departments;
●	boat brokerage services; and
●	distribution of branded and third-party marine products.

Basis of Segmentation

The segments reflect differences in products, customers, operational focus, and strategic priorities. No segments have been aggregated. Segment results include revenue, gross profit, and segment loss before tax. Corporate overhead, financing costs, taxes, and fair value changes on derivative liabilities are managed at the consolidated level.

The CODM reviews segment information regularly to evaluate performance and allocate resources. Corporate activities, financing, fair value changes, and income taxes are not allocated to segments and are evaluated on a consolidated basis.

Segment results for the three-month period ended May 31, 2026

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	325,945	16,540,610	16,866,555
Sales of parts and boat maintenance	14,388	1,427,081	1,441,469
Boat rental and boat club membership revenue	55,787	7,410	63,197
Sale of powertrain systems	—	—	—
Segment revenues	396,120	17,975,101	18,371,221

Segment gross profit (loss)	30,845	3,157,452	3,188,297

Research and development	49,739	—	49,739
Office salaries and benefits	800,346	1,540,006	2,340,352
Selling and marketing expenses	646,989	1,507,080	2,154,069
Professional fees	551,152	79,123	630,275
Office and general	1,342,051	1,147,356	2,489,407
Share-based compensation	21,035	—	21,035
Depreciation and amortization	88,332	763,613	851,945
Net finance expense (income)	(97,561)	467,045	369,484
Segment expenses	3,402,083	5,504,223	8,906,306

Segment loss before taxes	(3,371,238)	(2,346,771)	(5,718,009)

Segment results for the three-month period ended May 31, 2025

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	114,971	—	114,971
Sales of parts and boat maintenance	7,028	—	7,028
Boat rental and boat club membership revenue	31,405	—	31,405
Sale of powertrain systems	57,304	—	57,304
Segment revenues	210,708	—	210,708

Segment gross profit (loss)	25,210	—	25,210

Research and development	528,777	—	528,777
Office salaries and benefits	512,525	—	512,525
Selling and marketing expenses	740,666	—	740,666
Professional fees	499,256	—	499,256
Office and general	321,127	—	321,127
Share-based compensation	8,440	—	8,440
Depreciation and amortization	95,651	—	95,651
Net finance expense (income)	2,435,885	—	2,435,885
Segment expenses	5,142,327	—	5,142,327

Segment loss before taxes	(5,117,117)	—	(5,117,117)

Segment results for the nine-month period ended May 31, 2026

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	706,266	43,547,077	44,253,343
Sales of parts and boat maintenance	52,775	4,046,546	4,099,321
Boat rental and boat club membership revenue	132,070	25,914	157,984
Sale of powertrain systems	84,901	—	84,901
Segment revenues	976,012	47,619,537	48,595,549

Segment gross profit (loss)	108,260	11,675,844	11,784,104

Research and development	268,752	—	268,752
Office salaries and benefits	2,041,685	5,430,115	7,471,800
Selling and marketing expenses	1,772,077	3,828,219	5,600,296
Professional fees	1,576,658	319,037	1,895,695
Office and general	2,061,023	3,452,823	5,513,846
Share-based compensation	65,146	—	65,146
Depreciation and amortization	294,152	2,200,482	2,494,634
Net finance expense (income)	(1,813,596)	2,201,068	387,472
Segment expenses	6,265,897	17,431,744	23,697,641

Segment loss before taxes	(6,157,637)	(5,755,900)	(11,913,537)

Segment results for the nine-month period ended May 31, 2025

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	227,512	—	227,512
Sales of parts and boat maintenance	36,788	—	36,788
Boat rental and boat club membership revenue	66,323	—	66,323
Sale of powertrain systems	57,304	—	57,304
Segment revenues	387,927	—	387,927

Segment gross profit (loss)	(14,904)	—	(14,904)

Research and development	1,276,326	—	1,276,326
Office salaries and benefits	1,538,915	—	1,538,915
Selling and marketing expenses	1,891,794	—	1,891,794
Professional fees	1,937,474	—	1,937,474
Office and general	925,587	—	925,587
Share-based compensation	31,660	—	31,660
Depreciation and amortization	263,556	—	263,556
Net finance expense (income)	948,432	—	948,432
Segment expenses	8,813,744	—	8,813,744

Segment loss before taxes	(8,828,648)	—	(8,828,648)

Segment assets and liabilities as at May 31, 2026

	Vision Marine	NVG	Total
	$	$	$
Segment assets	16,337,826	28,904,838	45,242,664
Cash and cash equivalents	313,473	500,732	814,205
Inventory	5,608,701	15,123,430	20,732,131
Segment liabilities	9,162,549	30,054,092	39,216,641

Segment assets and liabilities as at August 31, 2025

	Vision Marine	NVG	Total
	$	$	$
Segment assets	23,943,258	45,969,999	69,913,257
Cash and cash equivalents	5,781,142	1,637,637	7,418,779
Inventory	5,296,466	31,575,181	36,871,647
Segment liabilities	3,865,964	57,596,291	61,462,255